Supplemental Financial Statement Data	12 Months Ended
Jul. 01, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Financial Statement Data
Supplemental Financial Statement Data

	July 1, 2016	July 3, 2015
	(in millions)
Inventories:
Raw materials and component parts	$569	$168
Work-in-process	589	500
Finished goods	971	700
Total inventories	$2,129	$1,368

	July 1, 2016	July 3, 2015
	(in millions)
Property, plant and equipment:
Land and buildings	$1,900	$1,441
Machinery and equipment	7,070	6,520
Furniture and fixtures	110	71
Leasehold improvements	307	276
Construction-in-process	245	296
Total property, plant and equipment	9,632	8,604
Accumulated depreciation	(6,129)	(5,639)
Property, plant and equipment, net	$3,503	$2,965

Depreciation expense of property, plant and equipment totaled $888 million, $809 million and $914 million in 2016, 2015 and 2014, respectively.